VARIABLE-INTEREST ENTITIES (Tables) (Shanghai JIDI Network Technology Co., Ltd., Variable Interest Entity, Primary Beneficiary)	12 Months Ended
Dec. 31, 2013
Shanghai JIDI Network Technology Co., Ltd. | Variable Interest Entity, Primary Beneficiary
Total Revenues and Net Income Loss

For the years ended December 31, 2011 and 2012, and the period from January to May 2013, total revenues and net loss of Shanghai JIDI (which are included within discontinued operations) were as follows:

(in US$ thousands)	2011	2012	2013
Total revenues	$29	$100	$—

Net loss	$(2,110)	$(888)	$—